Pension and Other Postretirement Benefits (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member] | U.S. Plans [Member]
Net Periodic Benefit Cost [Abstract]
Service cost	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Interest cost	600	600	1,700	2,000	2,542	2,597	2,861
Expected return on plan assets	(1,100)	(1,100)	(3,300)	(3,400)	(4,427)	(4,812)	(4,768)
Recognition of [Abstract]
Unrecognized prior service cost	0	0	0	0	0	0	0
Unrecognized net actuarial loss	0	0	0	0	(1,884)	(2,214)	(1,907)
Net periodic benefit cost	(500)	(500)	(1,600)	(1,400)	(1,760)	(2,214)	(1,907)
Pension Benefits [Member] | Non-U.S. Plans [Member]
Net Periodic Benefit Cost [Abstract]
Service cost	500	400	1,400	1,300	1,608	1,786	1,400
Interest cost	2,000	2,300	5,800	7,300	8,810	9,454	11,729
Expected return on plan assets	(2,700)	(2,800)	(7,700)	(9,000)	(10,885)	(12,984)	(12,904)
Recognition of [Abstract]
Unrecognized prior service cost	0	0	0	0	32	15	11
Unrecognized net actuarial loss	1,300	700	3,700	2,300	2,384	(127)	236
Net periodic benefit cost	1,100	600	3,200	1,900	2,409	(127)	236
Other Postretirement Benefits [Member]
Net Periodic Benefit Cost [Abstract]
Service cost	0	0	0	0	10	14	16
Interest cost	0	0	100	100	155	153	183
Expected return on plan assets	0	0	0	0	0	0	0
Recognition of [Abstract]
Unrecognized prior service cost	0	0	0	0	0	0	0
Unrecognized net actuarial loss	0	0	0	0	165	167	199
Net periodic benefit cost	$ 0	$ 0	$ 100	$ 100	$ 165	$ 167	$ 199